Note 21 - Segment Reporting (Details) - Segment Assets In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Agency [Member] USD ($)	Dec. 31, 2014 Agency [Member] CNY	Dec. 31, 2013 Agency [Member] CNY	Dec. 31, 2014 Brokerage [Member] USD ($)	Dec. 31, 2014 Brokerage [Member] CNY	Dec. 31, 2013 Brokerage [Member] CNY	Dec. 31, 2014 Claims Adjusting Segment [Member] USD ($)	Dec. 31, 2014 Claims Adjusting Segment [Member] CNY	Dec. 31, 2013 Claims Adjusting Segment [Member] CNY	Dec. 31, 2014 Other Segments [Member] USD ($)	Dec. 31, 2014 Other Segments [Member] CNY	Dec. 31, 2013 Other Segments [Member] CNY
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 604,146	3,748,486	3,560,730	$ 271,138	1,682,305	1,375,299	$ 19,041	118,139	109,177	$ 18,837	116,877	103,126	$ 295,130	1,831,165	1,973,128